MARKETABLE SECURITIES (Schedule of Contractual Maturities of Debt Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Contractual maturities of debt securities
2016	$ 6,009
2017	16,734
2018	3,462
2019 and thereafter	11,164
Total	$ 37,369	$ 37,230